Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax of Nil

The changes in accumulated other comprehensive (loss) income by component, net of tax of nil, are as follows:

Foreign currency translation
RMB
Balance as of January 1, 2015	(65,754)
Current year other comprehensive income	41,518

Balance as of December 31, 2015	(24,236)
Current year other comprehensive income	142,526

Balance as of December 31, 2016	118,290
Current year other comprehensive loss	(120,963)

Balance as of December 31, 2017	(2,673)

Balance as of December 31, 2017, in US$	(411)